Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Columbia Balanced Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	19.63%	10.09%	8.07%
Columbia Balanced Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Average Annual Return, Percent	20.35%	10.74%	8.72%
Columbia Balanced Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Average Annual Return, Percent	20.27%	10.68%	8.67%
Columbia Balanced Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	20.25%	10.64%	8.61%
Columbia Balanced Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	18.03%	9.54%	7.53%
Columbia Balanced Fund - Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	20.23%	10.64%	8.60%
Columbia Balanced Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	13.04%	9.06%	7.70%
Without Sales Load [Member] | Columbia Balanced Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	19.03%	9.54%	7.53%
Without Sales Load [Member] | Columbia Balanced Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	19.93%	10.36%	8.34%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	18.93%	9.58%	8.57%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%	15.92%	12.98%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%